UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21054

Name of Fund:   BlackRock Municipal Bond Investment Trust (BIE)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2012 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages based on net asserts)

	Par (000)	Value
Municipal Bonds
Alabama — 0.3%
Selma IDB, RB, International Paper Co. Project, Series A, 5.38%, 12/01/35	$145	$161,690
Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/46	180	152,550
Arizona — 0.5%
Arizona Board of Regents, Refunding RB, University of Arizona, Series A, 5.00%, 6/01/42	250	295,155
California — 9.5%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	700	849,198
California Health Facilities Financing Authority, RB, Stanford Hospital & Clinics, Series A, 5.00%, 8/15/42	430	496,461
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	120	144,386
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,660	1,976,645
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	850	976,828
State of California, GO, Various Purpose, 6.00%, 3/01/33	685	880,314
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	250	299,558
		5,623,390
Colorado — 3.4%
City & County of Denver Colorado, Refunding ARB, Airport System, Series B, 5.00%, 11/15/37	235	274,536
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	580	675,474
University of Colorado, Refunding RB, Enterprise System, Series A-2:
5.00%, 6/01/32	460	562,838
5.00%, 6/01/33	400	486,384
		1,999,232
Florida — 0.6%
City of Jacksonville Florida, Refunding RB, Better Jacksonville Sale Tax, Series A, 5.00%, 10/01/30	295	353,823

	Par (000)	Value
Municipal Bonds
Georgia — 1.2%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	$555	$690,459
Illinois — 12.7%
Chicago, Illinois Board of Education, GO, Series A:
5.50%, 12/01/39	500	599,725
5.00%, 12/01/42	715	808,722
Chicago Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/36	165	194,243
City of Chicago Illinois, ARB, O’Hare International Airport, General, Third Lien, Series C, 6.50%, 1/01/41	1,590	2,082,884
City of Chicago Illinois, Refunding RB, Sales Tax Revenue, Series A, 5.25%, 1/01/38	205	243,774
Cook County Forest Preserve District, GO, Series C, 5.00%, 12/15/32	150	177,188
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/32	70	82,688
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	750	919,335
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, 6.00%, 8/15/39	1,000	1,195,100
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Project, Series B, 5.00%, 12/15/28	530	638,358
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	365	445,676
6.00%, 6/01/28	105	129,195
		7,516,888
Indiana — 2.5%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,190	1,456,881
Kansas — 3.8%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group:
Series A, 5.00%, 11/15/32	1,000	1,184,430
Series C, 5.50%, 11/15/29	900	1,068,291
		2,252,721
Kentucky — 2.4%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	350	423,342

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages based on net asserts)

	Par (000)	Value
Municipal Bonds
Kentucky (concluded)
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	$800	$1,010,040
		1,433,382
Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	380	448,446
Maine — 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	675	876,049
Massachusetts — 0.7%
Massachusetts Development Finance Agency, Refunding RB, Trustees of Deerfield Academy, 5.00%, 10/01/40	375	445,733
Michigan — 3.2%
Lansing Board of Water & Light Utilities System, RB, Series A, 5.50%, 7/01/41	485	589,683
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	500	607,545
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	530	690,330
		1,887,558
Mississippi — 1.6%
Mississippi Development Bank, Refunding RB, Jackson Mississippi Water & Sewer (AGM), 5.00%, 9/01/30	785	940,359
Multi-State — 5.6%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (a)(b)	3,000	3,298,950
Nevada — 4.0%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,000	1,198,690
County of Clark Nevada, ARB, Series B, 5.75%, 7/01/42	1,000	1,179,940
		2,378,630
New Jersey — 6.8%
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.50%, 12/15/29	750	896,993

	Par (000)	Value
Municipal Bonds
New Jersey (concluded)
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	$610	$685,640
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	695	838,316
Series A, 5.50%, 6/15/41	500	603,610
Series B, 5.25%, 6/15/36	850	1,010,777
		4,035,336
New York — 1.9%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	145	176,134
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	325	382,561
New York State Dormitory Authority, RB, Series B, 5.00%, 3/15/42	500	594,380
		1,153,075
North Carolina — 1.1%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/32	530	631,569
Pennsylvania — 6.1%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	300	356,340
Pennsylvania Turnpike Commission, RB:
Sub-Series A, 5.63%, 12/01/31	750	903,352
Sub-Series A, 6.00%, 12/01/41	1,500	1,717,410
Sub-Series C, (AGC), 6.25%, 6/01/38	500	617,550
		3,594,652
Texas — 11.7%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 1/01/41	890	1,059,296
City of Houston Texas, Refunding RB, Utility System, Series D, 5.00%, 11/15/42	500	594,055
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	470	576,850
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	250	324,105
Katy ISD Texas, GO, Refunding, Unlimited Tax School Building, Series A (PSF-GTD), 5.00%, 2/15/42	295	351,835

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages based on net asserts)

	Par (000)	Value
Municipal Bonds
Texas (concluded)
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	$500	$609,770
North Texas Tollway Authority, Refunding RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	250	290,847
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,020	1,233,047
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	500	616,725
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	290	291,143
Texas Transportation Commission, Refunding RB, First Tier, Series A, 5.00%, 8/15/41	175	198,289
University of Texas System, Refunding RB, Financing System Bonds, Series B, 5.00%, 8/15/43	615	748,559
		6,894,521
Utah — 2.0%
Utah Transit Authority, Refunding RB, Subordinated Sales Tax, 5.00%, 6/15/42	1,000	1,162,170
Virginia — 3.6%
Fairfax County IDA, RB, Health Care, Inova Health System, Series A, 5.00%, 5/15/40	275	318,769
Norfolk EDA, Refunding RB, Sentara Healthcare, Series B, 5.00%, 11/01/36	500	586,175
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	500	632,170
Virginia Resources Authority, RB, Series A-1, 5.00%, 11/01/42	485	583,368
		2,120,482
Washington — 2.0%
Port of Seattle, Refunding RB, Intermediate Lien, Series A, 5.00%, 8/01/32	1,000	1,203,990
Wisconsin — 2.9%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Alliance, Series D, 5.00%, 11/15/41	485	554,961
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc.: Series A, 5.00%, 4/01/42	125	143,968

	Par (000)	Value
Municipal Bonds
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc. (concluded):
Series C, 5.25%, 4/01/39	$890	$1,005,833
		1,704,762
Total Municipal Bonds – 92.6%		54,712,453

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
California — 18.7%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (d)	1,005	1,199,930
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	1,300	1,488,396
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39 (d)	1,410	1,761,816
Los Angeles Community College District California, GO, Refunding, Series A, 6.00%, 8/01/33	2,079	2,658,566
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	200	233,318
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	2,234	2,669,358
University of California, RB, Series O, 5.75%, 5/15/34	810	1,007,081
		11,018,465
District of Columbia — 3.4%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (d)	735	938,639
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 5.50%, 10/01/39	899	1,068,630
		2,007,269
Florida — 0.5%
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	260	302,331
Illinois — 7.9%
City of Chicago Illinois, Refunding RB, Second Lien Water Revenue Bonds, 5.00%, 11/01/42	400	469,490
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	1,500	1,898,790

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages based on net asserts)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
Illinois (concluded)
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	$2,000	$2,297,893
		4,666,173
Massachusetts — 1.6%
Massachusetts School Building Authority, RB, Senior Lien, Series B, 5.00%, 10/15/41	790	944,911
Nevada — 3.1%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	1,500	1,855,845
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (d)	585	713,316
New Jersey — 2.0%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	1,000	1,153,680
New York — 14.3%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	750	927,696
New York City Municipal Water Finance Authority, Refunding RB:
Series FF, 5.00%, 6/15/45	1,000	1,179,049
Series FF -2, 5.50%, 6/15/40	990	1,220,316
New York City Transitional Finance Authority, RB:
Building Aid, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,000	1,147,050
Future Tax Secured, Fiscal 2012, Series E, 5.00%, 2/01/42	460	545,716
New York Liberty Development Corp., RB, 1 World Trade Center Project, 5.25%, 12/15/43	1,170	1,390,328
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	680	831,919
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	1,000	1,225,670
		8,467,744
Ohio — 1.6%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	840	951,056
Puerto Rico — 0.9%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Sales Tax Revenue, Series C, 5.25%, 8/01/40	460	517,541

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
Texas — 7.2%
City of San Antonio Texas, Refunding RB, Electric and Gas Systems Revenue, Series A, 5.25%, 2/01/31 (d)	$1,050	$1,278,112
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	1,450	1,783,862
Waco Educational Finance Corp., Refunding RB, Baylor University, 5.00%, 3/01/43	1,005	1,185,880
		4,247,854
Virginia — 0.9%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	460	536,988
Washington — 1.5%
University of Washington, Refunding RB, Series A, 5.00%, 7/01/41	735	883,629
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 64.8%		38,266,802
Total Long-Term Investments (Cost – $80,407,886) – 157.4%		92,979,255

	Shares
Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.01%, 12/06/12 (e)(f)	1,289,268	1,289,268
Total Short-Term Securities (Cost – $1,289,268) – 2.2%		1,289,268
Total Investments (Cost - $81,697,154*) – 159.6%		94,268,523
Other Assets Less Liabilities – 2.0%		1,187,234
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (31.5)%		(18,597,762)
VRDP Shares, at Liquidation Value – (30.1)%		(17,800,000)
Net Assets Applicable to Common Shares – 100.0%		$59,057,995

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$63,296,333
Gross unrealized appreciation	$12,571,369
Gross unrealized depreciation	(184,221)
Net unrealized appreciation	$12,387,148

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2012	4

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)

(a)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(d)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the Liquidity Provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements is $2,954,469.
(e)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income
FFI Institutional Tax-Exempt Fund	159,677	1,129,591	1,289,268	$38

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

—

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2012	5

Schedule of Investments (concluded)	BlackRock Municipal Bond Investment Trust (BIE)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$92,979,255	—	$92,979,255
Short-Term Securities	$1,289,268	—	—	1,289,268
Total	$1,289,268	$92,979,255	—	$94,268,523
[1] See above Schedule of Investments for values in each state or political subdivision.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, such liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(18,585,042)	—	$(18,585,042)
VRDP Shares	—	(17,800,000)	—	(17,800,000)
Total	—	$(36,385,042)	—	$(36,385,042)

There were no transfers between levels during the period ended November 30, 2012.

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2012	6

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Investment Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Investment Trust

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Investment Trust

Date: January 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Investment Trust

Date: January 23, 2013